Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current
Cash and cash equivalents	$ 44,106	$ 54,748	$ 34,637
Fees receivable	21,581	8,682	6,330
Loans receivable	0	0	11,197
Short-term investments	9,475	17,495	19,580
Other assets	9,196	12,980	7,893
Income taxes recoverable	948	1,439	1,744
Total current assets	85,306	95,344	81,381
Non-current
Loans receivable	0	0	15,207
Co-investments	82,467	55,595	56,894
Other assets	16,118	20,276	19,175
Property and equipment, net	16,611	16,230	16,392
Intangible assets	155,968	114,078	108,726
Goodwill	19,149	19,149	19,149
Deferred income taxes	1,729	4,271	4,322
Total non-current assets	292,042	229,599	239,865
Total assets	377,348	324,943	321,246
Current
Accounts payable and accrued liabilities	29,702	23,618	32,106
Compensation payable	15,192	6,912	6,939
Obligations related to securities sold short	0	0	187
Loan facility	0	3,829	0
Income taxes payable	2,347	807	445
Total current liabilities	47,241	35,166	39,677
Non-current
Other accrued liabilities	17,379	4,247	5,769
Loan facility	16,994	11,486	0
Deferred income taxes	4,751	2,414	2,291
Total liabilities	86,365	53,313	47,737
Shareholders' equity
Capital stock	417,758	407,900	407,775
Contributed surplus	43,309	43,160	42,964
Deficit	(104,484)	(108,222)	(95,422)
Accumulated other comprehensive loss	(65,600)	(71,208)	(81,808)
Total shareholders' equity	290,983	271,630	273,509
Total liabilities and shareholders' equity	377,348	324,943	321,246
Commitments and provisions